Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 06, 2018
Registrant Name	Neuberger Berman Alternative Funds
Entity Central Index Key	0001317474
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2018
Document Effective Date	Dec. 06, 2018
Prospectus Date	Mar. 07, 2018